Related Party Transactions (Details) - Schedule of payments and composition of key management personnel $ in Millions		12 Months Ended
		Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Related Party Transactions (Details) - Schedule of payments and composition of key management personnel [Line Items]
Personnel remunerations		$ 4,233	$ 3,918	$ 4,148
Short-term benefits		3,534	3,642	3,255
Severance pay		314	1,550	1,264
Directors’ remunerations and fees	[1]	2,889	2,795	2,509
Total		$ 10,970	$ 11,905	$ 11,176
Total number of executives		38	40
CEO [Member]
Related Party Transactions (Details) - Schedule of payments and composition of key management personnel [Line Items]
Total number of executives		1	1
CEOs of subsidiaries [Member]
Related Party Transactions (Details) - Schedule of payments and composition of key management personnel [Line Items]
Total number of executives		5	6
Division Managers [Member]
Related Party Transactions (Details) - Schedule of payments and composition of key management personnel [Line Items]
Total number of executives		14	14
Directors Bank and subsidiaries [Member]
Related Party Transactions (Details) - Schedule of payments and composition of key management personnel [Line Items]
Total number of executives		18	19

[1]	It includes fees paid to members of the Advisory Committee of Banchile Corredores de Seguros Ltda, of Ch$14 million (Ch$14 million in December 2020 and Ch$13 million in December 2019).